Warrants to Purchase Common Stock - Rollforward of Warrant Liability (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Beginning balance	$ 3,152	$ 3,152
Revaluation of warrants	1,765	(2,421)	(171)
Reclassification of warrant liability to stockholders' equity		(5,803)
Ending balance			3,152
Warrant [Member]
Class of Warrant or Right [Line Items]
Beginning balance	3,152	3,152	2,981
Issuance of warrants in connection with lending arrangement		230
Revaluation of warrants		2,421	171
Reclassification of warrant liability to stockholders' equity		(5,803)
Ending balance			$ 3,152